GENERAL AND ADMINISTRATIVE (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
GENERAL AND ADMINISTRATIVE
Insurance receivable		$ 8,765,000
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	6,900,000
Costs related to disposal of property	7,400,000
Insurance receivable	11,200,000	8,800,000
Loss due to fire recognized in the General and Administrative	3,100,000
Maximum exposure to insurance losses	3,100,000
Insurance proceeds received		$ 2,400,000